Earnings per share (Tables)	9 Months Ended	12 Months Ended
	Nov. 02, 2014	Feb. 02, 2014
Earnings Per Share [Abstract]
Summary of Calculation of Basic and Diluted Earnings Per Share

The following tables set forth the computation of EPS, basic and diluted for the thirty-nine weeks ended November 2, 2014 and November 3, 2013, respectively:

	THIRTY-NINE WEEKS ENDED NOVEMBER 2, 2014	THIRTY-NINE WEEKS ENDED NOVEMBER 3, 2013
Numerator:
Net loss	$(7,024)	$(2,708)
Denominator:
Basic weighted average common shares outstanding	33,763,436	33,186,273
Potential common shares for stock options	—	—
Diluted weighted average common shares outstanding	33,763,436	33,186,273
Net Loss per share:
Basic	$(0.21)	$(0.08)
Diluted	$(0.21)	$(0.08)

The following table sets forth the computation of EPS, basic and diluted for the fiscal year ended February 2, 2014, February 3, 2013, and January 29, 2012:

(in thousands, except per share data)	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013	FISCAL YEAR ENDED JANUARY 29, 2012
Numerator:
Net income (loss)	$2,169	$8,782	$(6,985)

Denominator:
Basic weighted average common shares outstanding	33,187,776	33,186,426	34,478,732
Potential common shares for stock options	842,339	561,109	—
Diluted weighted average common shares outstanding	34,030,115	33,747,535	34,478,732

Earnings (loss) per shares:	$0.07	$0.26	$(0.20)
Basic	$0.06	$0.26	$(0.20)
Diluted